Debt - Schedule of Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt		$ 13,067
Less: unamortized debt discount		(350)
Total debt, net of debt discount		12,717
Current portion of long-term debt	$ 0	(8,215)
Long-term debt		4,502
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt		3,000
Term Loan | 2019 Term Loan
Debt Instrument [Line Items]
Total debt		2,417
Term Loan | 2018 Term Loan
Debt Instrument [Line Items]
Total debt		5,650
Long-term debt		5,100
Term Loan | 2020 Term Loan
Debt Instrument [Line Items]
Total debt		$ 2,000